Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 04, 2013
Registrant Name	DWS TARGET DATE SERIES
Central Index Key	0000926425
Amendment Flag	false
Document Creation Date	Oct. 04, 2013
Document Effective Date	Oct. 04, 2013
Prospectus Date	Dec. 01, 2012